Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Property and equipment [Line Items]
Beginning Balance	$ 3,720,807
Depreciation	78,851	$ 73,258
Ending Balance	3,986,155		$ 3,720,807
Building [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,514,152
Ending Balance	2,650,886		2,514,152
Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,079,784
Ending Balance	1,208,352		1,079,784
Motor vehicle [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	69,612
Ending Balance	40,255		69,612
Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,532
Ending Balance	5,821		2,532
Office equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	53,338
Ending Balance	78,449		53,338
Furniture and fittings [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,389
Ending Balance	2,392		1,389
Gross carrying amount [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	5,660,090	4,750,614	4,750,614
Additions	108,013		1,052,484
Written off	(672,701)
Currency translation adjustments	374,547		(143,008)
Ending Balance	5,469,949		5,660,090
Gross carrying amount [Member] | Building [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	2,793,500	2,881,844	2,881,844
Additions
Written off
Currency translation adjustments	185,023		(88,344)
Ending Balance	2,978,523		2,793,500
Gross carrying amount [Member] | Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,686,661	719,914	719,914
Additions	68,278		988,816
Written off	(469,537)
Currency translation adjustments	111,712		(22,069)
Ending Balance	1,397,114		1,686,661
Gross carrying amount [Member] | Motor vehicle [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	464,606	470,457	470,457
Additions			6,800
Written off	(203,164)
Currency translation adjustments	30,531		(12,651)
Ending Balance	291,973		464,606
Gross carrying amount [Member] | Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	396,286	406,207	406,207
Additions	3,392		2,532
Written off
Currency translation adjustments	26,247		(12,453)
Ending Balance	425,925		396,286
Gross carrying amount [Member] | Office equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	272,666	224,355	224,355
Additions	34,753		54,336
Written off
Currency translation adjustments	17,964		(6,025)
Ending Balance	325,383		272,666
Gross carrying amount [Member] | Furniture and fittings [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	46,371	47,837	47,837
Additions	1,590
Written off
Currency translation adjustments	3,070		(1,466)
Ending Balance	51,031		46,371
Accumulated depreciation, amortisation and impairment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	1,939,283	1,846,201	1,846,201
Depreciation	78,851		149,895
Written off	(667,535)
Currency translation adjustments	133,195		(56,813)
Ending Balance	1,483,794		1,939,283
Accumulated depreciation, amortisation and impairment [Member] | Building [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	279,348	230,548	230,548
Depreciation	28,814		56,817
Currency translation adjustments	19,475		(8,017)
Ending Balance	327,637		279,348
Accumulated depreciation, amortisation and impairment [Member] | Security equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	606,877	609,395	609,395
Depreciation	10,860		16,438
Written off	(469,537)
Currency translation adjustments	40,562		(18,956)
Ending Balance	188,762		606,877
Accumulated depreciation, amortisation and impairment [Member] | Motor vehicle [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	394,994	357,122	357,122
Depreciation	23,536		42,282
Written off	(197,998)
Currency translation adjustments	31,186		(4,410)
Ending Balance	251,718		394,994
Accumulated depreciation, amortisation and impairment [Member] | Renovation [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	393,754	402,143	402,143
Depreciation	261		4,006
Currency translation adjustments	26,089		(12,395)
Ending Balance	420,104		393,754
Accumulated depreciation, amortisation and impairment [Member] | Office equipment [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	219,328	201,598	201,598
Depreciation	14,723		29,355
Currency translation adjustments	12,883		(11,625)
Ending Balance	246,934		219,328
Accumulated depreciation, amortisation and impairment [Member] | Furniture and fittings [Member]
Schedule of Property and equipment [Line Items]
Beginning Balance	44,982	$ 45,395	45,395
Depreciation	657		997
Currency translation adjustments	3,000		(1,410)
Ending Balance	$ 48,639		$ 44,982